Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

9. ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2023	2024
	RMB	RMB
Accrued advertising and marketing fees	15,619	18,297
Payables related to service fees and others	56,361	52,258
Advanced from customers	315	1,342
Amounts due to customers for the segregated bank balances held on their behalf	50,494	57,166
Deposits	586	587
Other	3,051	1,817
Total accrued expenses and other current liabilities	126,426	131,467